Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Fair Value Measurement (Table)

	December 31, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$32,580	$32,580	$74,870	$74,870
Net investment in the lease	$–	$–	$300	$300
Intercompany receivable loan from parent (related party)	$–	$–	$69,833	$69,833
2025 Notes	$(484,073)	$(526,710)	$(480,586)	$(542,380)
Notes payable, including current portion	$(12,463)	$(12,463)	$(17,842)	$(17,842)
Other long-term indebtness, including current portion	$(45,814)	$(45,814)	$(42,163)	$(42,163)

Fair Value Measurement - Measured on a Nonrecurring Basis (Table)

	Fair Value Measurements at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,580	$32,580	$–	$–
2025 Notes	$(526,710)	$(526,710)	$–	$–
Notes payable, including current portion(1)	$(12,463)	$–	$(12,463)	$–
Other long-term indebtness, including current portion (1)	$(45,814)	$–	$(45,814)	$–

	Fair Value Measurements at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$74,870	$74,870	$–	$–
Net investment in the lease	$300	$300	$–	$–
Intercompany receivable loan from parent (related party), net	$69,833	$–	$69,833	$–
2025 Notes	$(542,380)	$(542,380)	$–	$–
Notes payable, including current portion(1)	$(17,842)	$–	$(17,842)	$–
Other long-term indebtness, including current portion (1)	$(42,163)	$–	$(42,163)	$–

1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.